SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Allowances for estimated credit losses	$ 0	$ 0	$ 0
Inventory valuation reserves	75,830	78,526
Impairment, long-lived asset	0	0	0
Advertising costs	337,771	149,982	102,807
Shipping costs	$ 198,129	193,135	216,454
Product warranty obligation, term	10 years
Interest and penalties	$ 0	0	0
Unrecognized uncertain tax positions	$ 0	$ 0	$ 0